                                Two World Trade Center, New York, New York 10048

MUNICIPAL PREMIUM INCOME TRUST

LETTER TO THE SHAREHOLDERS November 30, 1995

DEAR SHAREHOLDER:

Bonds have rallied significantly since last year. Progressive tightening of monetary policy by the Federal Reserve Board over the 12 months through February 1995 led to slower economic growth and caused bonds to advance. The trend toward lower long-term interest rates was aided in July and December when the Federal Reserve Board reduced the fed funds rate banks charge each other for overnight loans.

MUNICIPAL MARKET CONDITIONS

Long-term municipal bond yields declined from a high of 7.37 percent in November 1994 to 5.78 percent at the end of November 1995, as tracked by The Bond Buyer Revenue Bond Index*. This 159 basis point decline in yield corresponded to a 12 percent price increase for a callable bond with a 30-year maturity. Similarly, yields on 1-year municipal notes moved from 4.51 percent to 3.59 percent. The yield pickup for extending maturity from 1- to 30-years was 219 basis points in November 1995.

Tax-exempt bonds began the year by outperforming U.S. Treasury bonds. The ratio of the Revenue Bond Index yields to the 30-year U.S. Treasury bond yield moved from 89 percent in December 1994 to 84 percent by the end of February 1995. A declining ratio means that municipal bond prices have been stronger than U.S. Treasury prices. In the spring the municipal market began to discount the risk of comprehensive changes in the tax code created by flat tax rhetoric from Washington. This caused municipals to weaken on a relative basis. The yield ratio reached a high of 95 percent during the summer. Over the past 10 years, long municipal yields have averaged 89 percent of U.S. Treasury yields.

The municipal market continued to experience consolidation in 1995. Municipal underwriting in the first 11 months of the year was down 12 percent from the same period in 1994. This change followed a

---------------
*The Bond Buyer Revenue Bond Index is an arithmetic average of the yields of 25 selected municipal revenue bonds with 30-year maturities. Credit ratings of these bonds range from Aa1 to Baa1 by Moody's Investors Service, Inc., and AA+ to A- by Standard & Poor's Corp.

MUNICIPAL PREMIUM INCOME TRUST

44 percent drop in volume for all of 1994. The effects of lower volume and diminished new issue profitability were also apparent in the decision by several major dealers to withdraw from the municipal business.

TAX REFORM

Flat-tax advocates have general increased publicity for their proposals and have influenced the municipal market since early 1995. Most of the discussion on proposed tax-reform measures is based on theoretical concepts, containing broad assumptions and lacking specific details. Basically, the various plans raise questions about the fairness of changing from a progressive tax structure. Low flat-tax rate plans call for the elimination of deductions of mortgage interest, charitable contributions, property taxes, and state and local income taxes. Should politicians make tax reform a central issue in the 1996 elections, media coverage will expand from the financial page to the front page. If that happens, municipal bonds could come under further pressure. For example, when major tax reform turmoil occurred in 1986, municipal yields briefly exceeded taxable yields.

In addition to the market risk associated with the flat-tax proposals, municipal credits would also be negatively affected. If mortgage interest and property tax deductions were eliminated, municipalities would experience a decline in their property tax base. The loss of state and local income tax deductions would increase the relative economic disadvantage that high-tax states already face. The flat tax represents an attempt to shift tax accountability from the federal to local governments. Taxpayer recognition of the extent of change under consideration may impede the passage of comprehensive tax reform.

PERFORMANCE

The net asset value (NAV) of Municipal Premium Income Trust (PIA) rose from $10.36 to $10.55 per share during the six-month period ended November 30, 1995. Based on this NAV change plus reinvestment of tax-free dividends totaling $0.35 per share, the Fund's total return was 5.53 percent. Over the same period, the Fund's market price on the New York Stock Exchange depreciated from $9.6875 to $9.375 per share. Based on this market price change and reinvestment of tax-free dividends, the Fund's total return was 0.28 percent. The Fund began the period trading at a 6.5 percent discount to NAV and closed at an 11 percent discount. Undistributed net investment income totaled $0.026 per share on November 30, 1995 versus $0.054 per share six months ago. Since the amount of the Fund's undistributed net investment income continued to shrink during the summer, the Trustees voted to reduce the monthly dividend from $0.06 to $0.05 per share beginning with the November 1995 payment. This revised dividend rate more accurately reflects the Fund's current earnings.

MUNICIPAL PREMIUM INCOME TRUST

PORTFOLIO STRUCTURE

On November 30, 1995, the Fund's long-term portfolio was diversified among 14 specific long-term municipal sectors and 75 credits. The three largest sectors -- refunded, hospital and industrial development/pollution control revenue bonds -- represented approximately 42 percent of the portfolio. The average maturity and call protection of the Fund's long-term holdings were 19 and 6 years, respectively. Net assets exceeded $372 million. The credit-quality ratings of the Fund's long-term portfolio are illustrated at right.

                   MOODY'S OR STANDARD & POOR'S CREDIT RATING
                            AS OF NOVEMBER 30, 1995
                       (% OF TOTAL LONG-TERM INVESTMENTS)

NOT RATED                                       2.0
Baa OR BBB                                     17.0
A OR A                                          8.0
Aa OR AA                                       18.0
Aaa OR AAA                                     55.0

THE IMPACT OF LEVERAGING

As discussed in previous reports, the total income available for distribution to common shareholders includes incremental income provided by Auction Rate Preferred Share (ARPS) leverage. ARPS dividends reflect prevailing short-term interest rates on maturities normally ranging from one week to one year. Incremental income to common shares depends on two factors: first, the spread between the interest earned on the long-term bonds in the established portfolio of investments and the ARPS auction rate plus ARPS expenses; second, the amount of ARPS outstanding. The greater the amount of ARPS outstanding, the greater the amount of incremental income available for distribution to common shareholders.

The profitability of ARPS declined in 1994 and the first half of 1995. ARPS yields have moved somewhat lower since the Federal Reserve Board's initial easing in July 1995. A reduction in the amount of ARPS outstanding -- to control the portfolio's price volatility last year -- also diminished incremental income to common shares. Currently, $100 million in ARPS are outstanding. This represents 27 percent of net assets.

LOOKING AHEAD

The slower pace of economic growth in 1995 and the Federal Reserve Board's latest interest rate moves have improved bond-market expectations. The decreasing supply of new issues, combined with significant

MUNICIPAL PREMIUM INCOME TRUST
maturities and calls for redemption, should continue to be positive for the municipal market. However, tax-reduction proposals are likely to continue to receive publicity and may cloud the outlook for tax-exempt bonds. With long-term municipal securities yielding more than 90 percent of the yield on U.S. Treasuries, the market has already begun the process of discounting the risk that a flat tax might eventually become law.

The Fund's procedure for reinvestment of all dividends and distributions on common shares is through purchases in the open market. This method helps to support the market value of the Fund's shares. In addition, we would like to remind you that the Trustees have approved a procedure whereby the Fund, when appropriate, may purchase shares in the open market or in privately negotiated transactions at a price not above market value or net asset value, whichever is lower at the time of purchase. During the six-month period ended November 30, 1995, the Fund purchased and retired 40,200 shares of common stock at a weighted average market discount of 7.9 percent. The Fund may also utilize procedures to reduce or eliminate the amount of outstanding ARPS, including their purchase in the open market or in privately negotiated transactions.

We appreciate your ongoing support of Municipal Premium Income Trust and look forward to continuing to serve your investment needs.

Very truly yours,

/s/ CHARLES A. FIUMEFREDDO
----------------------------
CHARLES A. FIUMEFREDDO
Chairman of the Board

MUNICIPAL PREMIUM INCOME TRUST

RESULTS OF ANNUAL MEETING (unaudited)

                             *         *         *

On December 20, 1995, an annual meeting of the Fund's shareholders was held for the purpose of voting on three separate issues, the results of which were as follows:

(1) ELECTION OF TRUSTEES BY ALL SHAREHOLDERS:

        Edwin J. Garn
        For................................................................................................  19,635,275
        Withheld...........................................................................................     269,135
        Michael E. Nugent
        For................................................................................................  19,638,107
        Withheld...........................................................................................     266,303
        Philip J. Purcell
        For................................................................................................  19,635,850
        Withheld...........................................................................................     268,560

   ELECTION OF TRUSTEE BY PREFERRED SHAREHOLDERS:

        John R. Haire
        For................................................................................................         972
        Withheld...........................................................................................          --

   The following Trustees were not standing for reelection at this meeting:

      Jack F. Bennett, Michael Bozic, Charles A. Fiumefreddo, Dr. Manuel H. Johnson, Paul Kolton and John L. Schroeder.

(2) CONTINUANCE OF CURRENTLY EFFECTIVE INVESTMENT ADVISORY AGREEMENT:

        For................................................................................................  19,238,104
        Against............................................................................................     224,560
        Abstain............................................................................................     441,746

(3) RATIFICATION OF PRICE WATERHOUSE LLP AS INDEPENDENT ACCOUNTANTS:

        For................................................................................................  19,488,398
        Against............................................................................................     125,183
        Abstain............................................................................................     290,829

MUNICIPAL PREMIUM INCOME TRUST

PORTFOLIO OF INVESTMENTS November 30, 1995 (unaudited)

PRINCIPAL
AMOUNT IN                                                                                 COUPON      MATURITY
THOUSANDS                                                                                  RATE         DATE           VALUE
--------------------------------------------------------------------------------------------------------------------------------
              MUNICIPAL BONDS (97.9%)
              General Obligation (4.8%)
$  5,000      Chicago Park District, Illinois, Ser 1995...............................     6.60 %      11/15/14     $  5,453,350
              Massachusetts,
   3,500       1995 Ser A (AMBAC).....................................................     5.00        07/01/12        3,388,665
   3,965       1994 Ser C (FGIC)......................................................     6.75        11/01/12        4,445,162
   4,500      Shelby County, Tennessee, Refg 1995 Ser A...............................     5.625       04/01/11        4,656,555
--------                                                                                                              ----------
  16,965                                                                                                              17,943,732
--------                                                                                                              ----------
              Educational Facilities Revenue (3.3%)
   5,500      Oakland University, Michigan, Ser 1995 (MBIA)...........................     5.75        05/15/26        5,545,760
              New York State Dormitory Authority,
   4,000       State University Refg Ser 1993 A.......................................     5.50        05/15/08        3,989,200
   1,350       State University Ser 1990 B............................................     7.50        05/15/11        1,627,074
   1,000      Pennsylvania Higher Educational Facilities Authority, Temple University
               First Ser (MBIA).......................................................     6.50        04/01/21        1,071,150
--------                                                                                                              ----------
  11,850                                                                                                              12,233,184
--------                                                                                                              ----------
              Electric Revenue (12.1%)
   5,000      Sacramento Municipal Utility District, California, Refg 1994 Ser I
               (MBIA).................................................................     6.00        01/01/24        5,191,300
   4,000      Kansas City, Kansas, Utility Refg & Impr Ser 1994 (FGIC)................     6.375       09/01/23        4,348,240
   7,750      South Carolina Public Service Authority, 1995 Refg Ser A (AMBAC)........     6.25        01/01/22        8,139,670
  20,000      San Antonio, Texas, Electric & Gas Refg Ser 1994 C......................     4.70        02/01/06       19,309,200
              Intermountain Power Agency, Utah,
   1,270       Refg Ser 1988 B........................................................     7.50        07/01/21        1,377,125
   6,300       Refg Ser 1987 D........................................................     8.625       07/01/21        6,818,679
--------                                                                                                              ----------
  44,320                                                                                                              45,184,214
--------                                                                                                              ----------
              Hospital Revenue (14.9%)
   5,000      Birmingham-Carraway Special Care Facilities Financing Authority,
               Alabama, Carraway Methodist Health Systems Ser 1995 A (Connie Lee).....     5.875       08/15/15        5,129,400
   3,500      Colbert County - Northwest Health Care Authority, Alabama, Helen Keller
               Hospital Refg Ser 1990.................................................     8.75        06/01/09        3,953,880
   1,000      California Health Facilities Financing Authority, Alexian Brothers/San
               Jose Refg Ser 1990 (MBIA)..............................................     7.125       01/01/16        1,101,760
   1,000      Jacksonville Health Facilities Authority, Florida, Riverside Hospital
               Ser 1989...............................................................     7.625       10/01/13        1,054,920
              Hall County & Gainesville Hospital Authority, Georgia,
               Northeast Georgia Healthcare
   2,500       Ser 1995 (MBIA)........................................................     5.75        10/01/17        2,525,450
   3,000       Ser 1995 (MBIA)........................................................     6.00        10/01/20        3,115,740
   3,750      Evergreen Park, Illinois, Little Company of Mary Hospital Refg Ser 1988
               (MBIA).................................................................     7.25        02/15/11        4,034,587
   1,800      Southwestern Illinois Development Authority, Anderson Hospital Ser 1992
               A......................................................................     7.00        08/15/22        1,842,084
   4,000      Indiana Health Facility Financing Authority, Hancock Memorial Hospital
               Ser 1990...............................................................     8.30        08/15/20        4,343,200
   3,420      Kentucky Development Finance Authority, Ashland Hospital/King's
               Daughters Refg Ser 1987................................................     9.75        08/01/05        3,805,092
   9,500      Boston, Massachusetts, Boston City Hospital - FHA Mtge Refg Ser B.......     5.75        02/15/13        9,525,270
   2,985      Lehigh County General Purpose Authority, Pennsylvania, St Lukes Hospital
               Ser 1992 (AMBAC).......................................................     6.25        07/01/22        3,144,757
   3,420      Lycoming County Authority, Pennsylvania, Divine Providence Hospital of
               the Sisters of Christian Charity 1990 Ser B............................     7.75        07/01/16        3,855,537

                       SEE NOTES TO FINANCIAL STATEMENTS

MUNICIPAL PREMIUM INCOME TRUST

PORTFOLIO OF INVESTMENTS November 30, 1995 (unaudited) continued

PRINCIPAL
AMOUNT IN                                                                                 COUPON      MATURITY
THOUSANDS                                                                                  RATE         DATE           VALUE
--------------------------------------------------------------------------------------------------------------------------------
$  2,375      Montgomery County Higher Educational & Health Authority, Pennsylvania,
               Holy Redeemer Hospital 1990 Ser A (AMBAC)..............................     7.625%      02/01/20     $  2,638,839
   2,750      Jefferson County Health Facilities Development Corporation, Texas,
               Baptist Health Care Ser 1989...........................................     8.30        10/01/14        2,838,935
   2,400      Peninsula Ports Authority, Virginia, Mary Immaculate Hospital Ser
               1989...................................................................     8.375       08/01/04        2,667,192
--------                                                                                                              ----------
  52,400                                                                                                              55,576,643
--------                                                                                                              ----------
              Industrial Development/Pollution Control Revenue (14.2%)
  14,500      Pima County Industrial Development Authority, Arizona, Tucson Electric
               Power Co Refg Ser 1988 A (FSA Surety)..................................     7.25        07/15/10       16,334,105
  10,000      Burlington, Kansas, Kansas Gas & Electric Co Refg Ser 1991 (MBIA).......     7.00        06/01/31       11,243,200
   1,000      Ohio Water Development Authority, Toledo Edison Co Ser 1990 A
               (Secondary FSA)........................................................     7.75        05/15/19        1,138,490
   9,500      Montgomery County Industrial Development Authority, Pennsylvania,
               Philadelphia Electric Co Refg 1991 Ser B (MBIA)........................     6.70        12/01/21       10,397,275
  13,000      Alliance Airport Authority, Texas, AMR Corp Ser 1990 (AMT)..............     7.50        12/01/29       13,891,670
--------                                                                                                              ----------
  48,000                                                                                                              53,004,740
--------                                                                                                              ----------
              Mortgage Revenue - Multi-Family (2.5%)
              Massachusetts Housing Finance Agency,
   2,000       Rental 1994 Ser A (AMT) (AMBAC)........................................     6.60        07/01/14        2,083,340
   4,000       Rental 1994 Ser A (AMT) (AMBAC)........................................     6.65        07/01/19        4,172,640
   3,000      Minnesota Housing Finance Agency, Rental 1995 Ser D (MBIA) (WI).........     6.00        02/01/22        3,021,540
--------                                                                                                              ----------
   9,000                                                                                                               9,277,520
--------                                                                                                              ----------
              Mortgage Revenue - Single Family (10.7%)
     535      Colorado Housing & Finance Authority, Ser 1990 B-2......................     8.00        02/01/18          565,372
  18,200      Pinnellas County Housing Finance Authority, Florida, Ser 1993...........     0.00        01/01/15        2,599,870
     635      Idaho Housing Agency, 1988 Ser D-2 (AMT)................................     8.25        01/01/20          680,675
   2,530      Illinois Housing Development Authority, 1988 Ser C (AMT)................     8.10        02/01/22        2,686,025
   1,195      Indiana Housing Finance Authority, Ser 1990 A-2 (AMT)...................     8.10        01/01/22        1,284,541
   1,325      Kansas City Leavenworth & Lenexa, Kansas, GNMA-Backed Ser 1988 C (AMT)..     8.00        11/01/20        1,404,102
              Olathe, Kansas, GNMA Collateralized
     195       Ser 1990 B.............................................................     7.50        09/01/10          211,078
     675       Ser 1989 A (AMT) (MBIA)................................................     8.00        11/01/20          725,051
   1,250      Lake Charles Non-Profit Housing Development Corporation, Louisiana,
               Ser 1990 A (CGIC)......................................................     7.875       02/15/25        1,254,775
   1,870      New Orleans Home Mortgage Authority, Louisiana, 1989 Ser B-1 (AMT)......     8.25        12/01/21        2,008,885
              Maine Housing Authority,
   3,540       Purchase Ser 1988 D4 (AMT).............................................     7.55        11/15/19        3,773,428
   1,000       Purchase Ser 1988 D5 (AMT).............................................     7.55        11/15/19        1,062,460
              Massachusetts Housing Finance Agency,
   1,660       Residential Ser 1989 A (AMT)...........................................     8.20        08/01/15        1,783,023
   4,960       1989 Ser 7 (AMT).......................................................     8.10        06/01/20        5,266,478
     855      Mississippi Housing Finance Corporation, GNMA-Backed Ser 1989 (AMT).....     8.25        10/15/18          917,868
     460      Muskogee County Home Finance Authority, Oklahoma, 1990 Ser A (FGIC).....     7.60        12/01/10          494,321
     630      Pennsylvania Housing Finance Agency, 1990 Ser 27 (AMT)..................     8.15        10/01/21          652,611
              Rhode Island Housing & Mortgage Finance Corporation, Homeownership
   2,560       1988 Ser 1-D (AMT).....................................................     7.875       10/01/22        2,725,402
     990       1988 Ser 1-B (AMT).....................................................     8.40        10/01/22        1,034,223

                       SEE NOTES TO FINANCIAL STATEMENTS

MUNICIPAL PREMIUM INCOME TRUST

PORTFOLIO OF INVESTMENTS November 30, 1995 (unaudited) continued

PRINCIPAL
AMOUNT IN                                                                                 COUPON      MATURITY
THOUSANDS                                                                                  RATE         DATE           VALUE
--------------------------------------------------------------------------------------------------------------------------------
              South Carolina Housing Finance & Development Authority, Homeownership
$  3,000       1988 Ser C-1 (AMT).....................................................     8.125%      07/01/21     $  3,229,740
   1,220       1991 Ser A (AMT).......................................................     7.40        07/01/23        1,298,348
   2,870      El Paso Housing Finance Corporation, Texas, Ser 1989 (AMT)..............     8.20        03/01/21        3,061,228
              Utah Housing Finance Agency,
     545       Ser 1991 B-1...........................................................     7.50        07/01/16          586,916
     675       Ser 1989 B (AMT).......................................................     8.25        07/01/21          706,307
--------                                                                                                              ----------
  53,375                                                                                                              40,012,727
--------                                                                                                              ----------
              Nursing & Health Related Facilities Revenue (1.2%)
              New York State Medical Care Facilities Finance Agency, Mental Health
   1,625       Ser 1987...............................................................     8.875       08/15/07        1,789,905
   1,555       Ser 1990 (MBIA)........................................................     7.75        02/15/20        1,762,157
     990       Ser 1991 A.............................................................     7.50        02/15/21        1,087,752
--------                                                                                                              ----------
   4,170                                                                                                               4,639,814
--------                                                                                                              ----------
              Public Facilities Revenue (2.8%)
   4,000      Metropolitan Pier & Exposition Authority, Illinois, Ser 1992 A (FGIC)...     0.00        06/15/07        3,932,720
              Saint Paul Independent School District #625, Minnesota,
   1,700       Ser 1995 C COPs........................................................     5.45        02/01/11        1,721,896
   1,800       Ser 1995 C COPs........................................................     5.50        02/01/12        1,823,130
              New York State Urban Development Corporation,
   1,000       Ser 1991...............................................................     7.60        04/01/03        1,166,490
   1,300       Ser 1991...............................................................     7.50        04/01/11        1,510,314
--------                                                                                                              ----------
   9,800                                                                                                              10,154,550
--------                                                                                                              ----------
              Resource Recovery Revenue (3.3%)
  11,500      Cambria County Industrial Development Authority, Pennsylvania, Cambria
--------       Cogen Co Ser 1989 F-2 (AMT)............................................     7.75        09/01/19       12,302,585
                                                                                                                      ----------
              Transportation Facilities Revenue (6.6%)
   3,500      Atlanta, Georgia, Airport Ser 1994 B (AMT) (AMBAC)......................     6.00        01/01/21        3,603,845
   7,000      Chicago, Illinois, Chicago Midway Airport 1994 Ser A (AMT) (MBIA).......     6.25        01/01/24        7,302,750
   5,000      Regional Transportation Authority, Illinois, Ser 1994 A (AMBAC).........     6.25        06/01/24        5,283,900
   8,000      Austin, Texas, Airport Prior Lien Ser 1995 A (AMT) (MBIA)...............     6.125       11/15/25        8,305,680
--------                                                                                                              ----------
  23,500                                                                                                              24,496,175
--------                                                                                                              ----------
              Water & Sewer Revenue (4.6%)
   3,000      Central Coast Water Authority, California, Ser 1992 (AMBAC).............     6.60        10/01/22        3,262,920
   2,500      Coachella, California, Ser 1992 COPs (FSA)..............................     6.10        03/01/22        2,588,125
   3,500      Chicago, Illinois, Wastewater Ser 1994 (MBIA)...........................     6.375       01/01/24        3,733,485
   3,600      Rio Rancho, New Mexico, Water & Wastewater Ser 1995 A (FSA).............     6.00        05/15/22        3,738,708
   3,500      Texas Water Resource Finance Authority, Ser 1989 (AMBAC)................     7.50        08/15/13        3,801,105
--------                                                                                                              ----------
  16,100                                                                                                              17,124,343
--------                                                                                                              ----------
              Other Revenue (0.6%)
   2,500      Michigan Municipal Bond Authority, Local Govt Refg Ser 1991 A (FGIC)....     4.75        12/01/09        2,396,275
--------                                                                                                              ----------

                       SEE NOTES TO FINANCIAL STATEMENTS

MUNICIPAL PREMIUM INCOME TRUST

PORTFOLIO OF INVESTMENTS November 30, 1995 (unaudited) continued

PRINCIPAL
AMOUNT IN                                                                                 COUPON      MATURITY
THOUSANDS                                                                                  RATE         DATE           VALUE
--------------------------------------------------------------------------------------------------------------------------------
              Refunded (16.3%)
$  5,000      District of Columbia, Ser 1990 A (AMBAC)................................     7.50 %      06/01/10     $  5,742,350
   5,000      Massachusetts Health & Educational Facilities Authority, St John's
               Hospital
               1990 Ser B.............................................................     8.375       12/01/20        5,922,300
  11,000      Western Townships Utilities Authority, Michigan, Sewerage Disposal Ser
               1989 (Crossover Refunded)..............................................     8.20        01/01/18       12,334,740
   4,000      Duluth Economic Development Authority, Minnesota, Benedictine Health/ St
               Mary's Medical Center Ser 1990.........................................     8.375       02/15/20        4,693,120
              Missouri Health & Educational Facilities Authority,
               Missouri Baptist Medical Center
   2,660       Refg Ser 1989..........................................................     7.625       07/01/18        3,005,986
   1,340       Refg Ser 1989 (ETM)....................................................     7.625       07/01/18        1,722,141
   1,985       Ser 1989...............................................................     8.00        01/01/19        2,270,661
   4,650      New York Local Government Assistance Corporation, Ser 1991 A............     7.25        04/01/18        5,376,470
   4,500      Midland County Hospital District, Texas, Ser 1989.......................     8.375       06/01/02        4,964,310
  12,550      Washington Public Power Supply System, Nuclear Proj #2 Refg Ser 1990
               C......................................................................     7.625       07/01/10       14,608,326
--------                                                                                                              ----------
  52,685                                                                                                              60,640,404
--------                                                                                                              ----------
 356,165      TOTAL MUNICIPAL BONDS (Identified Cost $336,828,599).............................................      364,986,906
--------
                                                                                                                      ----------
              SHORT-TERM MUNICIPAL OBLIGATIONS (0.8%)
   1,300      Jasper County, Indiana, Northern Indiana Public Service Co Refg Ser 1994
               B (Demand 12/01/95)....................................................     3.80*       06/01/13        1,300,000
   1,800      Metropolitan Nashville Airport Authority, Tennessee, American Airlines
               Inc
               Refg Ser 1995 A (Demand 12/01/95)......................................     3.85*       10/01/12        1,800,000
--------                                                                                                              ----------
   3,100      TOTAL SHORT-TERM MUNICIPAL OBLIGATIONS (Identified Cost $3,100,000)..............................        3,100,000
--------
                                                                                                                      ----------
$359,265      TOTAL INVESTMENTS (Identified Cost $339,928,599) (a)....................................    98.7%      368,086,906
--------
--------
              CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES............................................    1.3        4,682,011
                                                                                                           ----       ----------
              NET ASSETS...............................................................................  100.0%     $372,768,917
                                                                                                           ----       ----------
                                                                                                           ----       ----------

---------------------

    AMT        Alternative Minimum Tax.
   COPs        Certificates of Participation.
    ETM        Escrowed to Maturity.
    WI         Security purchased on a when issued basis.
     *         Current coupon of variable rate security.
    (a)        The aggregate cost for federal income tax purposes is $339,928,599; the aggregate gross unrealized appreciation is $28,978,654 and the aggregate gross unrealized depreciation is $820,347, resulting in net unrealized appreciation of $28,158,307.

                                                     Bond Insurance:
-------------------------------------------------------------------------------------------------------------------------
   AMBAC       AMBAC Indemnity Corporation.
   CGIC        Capital Guaranty Insurance Company.
Connie Lee     Connie Lee Insurance Company.
   FGIC        Financial Guaranty Insurance Company.
    FSA        Financial Security Assurance Inc.
   MBIA        Municipal Bond Investors Assurance Corporation.

                       SEE NOTES TO FINANCIAL STATEMENTS

MUNICIPAL PREMIUM INCOME TRUST

PORTFOLIO OF INVESTMENTS November 30, 1995 (unaudited) continued

--------------------------------------------------------------------------------
                       GEOGRAPHIC SUMMARY OF INVESTMENTS
                Based on Market Value as a Percent of Net Assets
                         November 30, 1995 (unaudited)

  Alabama..............  2.4%
  Arizona..............  4.4
  California...........  3.3
  Colorado.............  0.2
  District of
   Columbia............  1.6
  Florida..............  1.0
  Georgia..............  2.5
  Idaho................  0.2
  Illinois.............  9.2
  Indiana..............  1.9
  Kansas...............  4.8
  Kentucky.............  1.0%
  Louisiana............  0.9
  Maine................  1.3
  Massachusetts........  9.8
  Michigan.............  5.4
  Minnesota............  1.8
  Mississippi..........  0.2
  Missouri.............  3.1
  New Mexico...........  1.0
  New York.............  4.9
  Ohio.................  0.3
  Oklahoma.............  0.1%
  Pennsylvania.........  9.1
  Rhode Island.........  1.0
  South Carolina.......  3.4
  Tennessee............  1.7
  Texas................ 15.1
  Utah.................  2.5
  Virginia.............  0.7
  Washington...........  3.9
                        ---
  Total................ 98.7%
                         ---
                         ---

                       SEE NOTES TO FINANCIAL STATEMENTS

MUNICIPAL PREMIUM INCOME TRUST

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
November 30, 1995 (unaudited)
ASSETS:
Investments in securities, at value
 (identified cost $339,928,599).......................................    $368,086,906
Cash..................................................................          71,072
Receivable for:
    Interest..........................................................       7,675,984
    Investments sold..................................................         275,000
Prepaid expenses and other assets.....................................          33,453
                                                                            ----------
    TOTAL ASSETS......................................................     376,142,415
                                                                            ----------
LIABILITIES:
Payable for:
    Investments purchased.............................................       3,014,000
    Investment advisory fee...........................................         138,025
    Administration fee................................................          86,266
Accrued expenses and other payables...................................         135,207
                                                                            ----------
    TOTAL LIABILITIES.................................................       3,373,498
                                                                            ----------
NET ASSETS:
Preferred shares of beneficial interest (1,000,000 shares authorized
 of non-participating $.01 par value, 1,000 shares outstanding).......     100,000,000
                                                                            ----------
Common shares of beneficial interest (unlimited shares authorized of
 $.01 par value, 25,854,124 shares outstanding).......................     240,338,136
Net unrealized appreciation...........................................      28,158,307
Accumulated undistributed net realized gain...........................       3,600,506
Accumulated undistributed net investment income.......................         671,968
                                                                            ----------
    NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS......................     272,768,917
                                                                            ----------
    NET ASSETS........................................................    $372,768,917
                                                                            ----------
                                                                            ----------
NET ASSET VALUE PER COMMON SHARE
 ($272,768,917 divided by 25,854,124 common shares outstanding).......          $10.55
                                                                                 -----
                                                                                 -----

        SEE NOTES TO FINANCIAL STATEMENTS

MUNICIPAL PREMIUM INCOME TRUST

STATEMENT OF OPERATIONS
For the six months ended November 30, 1995 (unaudited)
NET INVESTMENT INCOME:
INTEREST INCOME........................................................    $11,869,802
                                                                             ---------
EXPENSES
Investment advisory fee................................................        737,132
Administration fee.....................................................        460,707
Auction commission fees................................................        124,952
Professional fees......................................................         66,194
Transfer agent fees and expenses.......................................         54,900
Auction agent fees.....................................................         33,109
Trustees' fees and expenses............................................         16,644
Registration fees......................................................         16,464
Shareholder reports and notices........................................         16,221
Other..................................................................         17,209
                                                                             ---------
    TOTAL EXPENSES.....................................................      1,543,532
                                                                             ---------
    NET INVESTMENT INCOME..............................................     10,326,270
                                                                             ---------
NET REALIZED AND UNREALIZED GAIN:
Net realized gain......................................................      2,113,253
Net change in unrealized appreciation..................................      3,527,222
                                                                             ---------
    NET GAIN...........................................................      5,640,475
                                                                             ---------
NET INCREASE...........................................................    $15,966,745
                                                                             ---------
                                                                             ---------

        SEE NOTES TO FINANCIAL STATEMENTS

MUNICIPAL PREMIUM INCOME TRUST

STATEMENT OF CHANGES IN NET ASSETS
                                                       FOR THE SIX
                                                       MONTHS ENDED       FOR THE YEAR
                                                       NOVEMBER 30,          ENDED
                                                           1995           MAY 31, 1995
---------------------------------------------------------------------------------------
                                                       (unaudited)
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income.............................     $ 10,326,270       $ 21,712,893
Net realized gain.................................        2,113,253          1,494,255
Net change in unrealized appreciation.............        3,527,222          4,565,857
                                                         ----------         ----------
    NET INCREASE..................................       15,966,745         27,773,005
                                                         ----------         ----------
DIVIDENDS TO PREFERRED SHAREHOLDERS FROM NET
  INVESTMENT INCOME...............................       (1,982,326)        (4,023,613)
                                                         ----------         ----------
DIVIDENDS AND DISTRIBUTIONS TO COMMON SHAREHOLDERS
  FROM:
Net investment income.............................       (9,058,447)       (18,749,585)
Net realized gain.................................          --              (2,498,582)
                                                         ----------         ----------
    TOTAL.........................................       (9,058,447)       (21,248,167)
                                                         ----------         ----------
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST:
Preferred.........................................          --             (25,000,000)
Common............................................         (381,656)        (2,808,603)
                                                         ----------         ----------
    TOTAL.........................................         (381,656)       (27,808,603)
                                                         ----------         ----------
    TOTAL INCREASE (DECREASE).....................        4,544,316        (25,307,378)
NET ASSETS:
Beginning of period...............................      368,224,601        393,531,979
                                                         ----------         ----------
    END OF PERIOD
    (Including undistributed net investment income
    of $671,968 and $1,386,471, respectively).....     $372,768,917       $368,224,601
                                                         ----------         ----------
                                                         ----------         ----------

        SEE NOTES TO FINANCIAL STATEMENTS

MUNICIPAL PREMIUM INCOME TRUST

NOTES TO FINANCIAL STATEMENTS November 30, 1995 (unaudited)

1. ORGANIZATION AND ACCOUNTING POLICIES

Municipal Premium Income Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end management investment company. The Fund was organized as a Massachusetts business trust on November 16, 1988 and commenced operations on February 1, 1989.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- Portfolio securities are valued for the Fund by an outside independent pricing service approved by the Trustees. The pricing service has informed the Fund that in valuing the Fund's portfolio securities, it uses both a computerized matrix of tax-exempt securities and evaluations by its staff, in each case based on information concerning market transactions and quotations from dealers which reflect the bid side of the market each day. The Fund's portfolio securities are thus valued by reference to a combination of transactions and quotations for the same or other securities believed to be comparable in quality, coupon, maturity, type of issue, call provisions, trading characteristics and other features deemed to be relevant. Short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. FEDERAL INCOME TAX STATUS -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable and nontaxable income to its shareholders. Accordingly, no federal income tax provision is required.

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis

MUNICIPAL PREMIUM INCOME TRUST

NOTES TO FINANCIAL STATEMENTS November 30, 1995 (unaudited) continued

treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

2. INVESTMENT ADVISORY AGREEMENT

Pursuant to an Investment Advisory Agreement with Dean Witter InterCapital Inc. (the "Investment Adviser"), an affiliate of Dean Witter Services Company Inc. (the "Administrator"), the Fund pays an advisory fee, calculated weekly and payable monthly, by applying the annual rate of 0.40% to the Fund's average weekly net assets.

Under the terms of the Agreement, in addition to managing the Fund's investments, the Investment Adviser pays the salaries of all personnel, including officers of the Fund, who are employees of the Investment Adviser.

3. ADMINISTRATION AGREEMENT

Pursuant to an Administration Agreement with the Administrator, the Fund pays an administration fee, calculated weekly and payable monthly, by applying the annual rate of 0.25% to the Fund's average weekly net assets.

Under the terms of the Administration Agreement, the Administrator maintains certain of the Fund's books and records and furnishes, at its own expense, office space, facilities, equipment, clerical, bookkeeping and certain legal services and pays the salaries of all personnel, including officers of the Fund who are employees of the Administrator. The Administrator also bears the cost of telephone services, heat, light, power and other utilities provided to the Fund.

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended November 30, 1995 aggregated $25,426,680 and $23,889,592, respectively.

Dean Witter Trust Company, an affiliate of the Investment Adviser and Administrator, is the Fund's transfer agent. At November 30, 1995, the Fund had transfer agent fees and expenses payable of approximately $27,000.

MUNICIPAL PREMIUM INCOME TRUST

NOTES TO FINANCIAL STATEMENTS November 30, 1995 (unaudited) continued

The Fund has an unfunded noncontributory defined benefit pension plan covering all independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the six months ended November 30, 1995 included in Trustees' fees and expenses in the Statement of Operations amounted to $5,999. At November 30, 1995, the Fund had an accrued pension liability of $54,887 which is included in accrued expenses in the Statement of Assets and Liabilities.

5. PREFERRED SHARES OF BENEFICIAL INTEREST

The Fund is authorized to issue up to 1,000,000 non-participating preferred shares of beneficial interest having a par value of $.01 per share, in one or more series, with rights as determined by the Trustees, without the approval of the common shareholders. On March 21, 1990, the Fund issued 1,250 shares of Auction Rate Preferred Shares ("Preferred Shares") consisting of 250 shares each of Series A through E for gross total proceeds of $125,000,000 of which 50 shares of each Series have subsequently been retired. The preferred shares have a liquidation value of $100,000 per share plus the redemption premium, if any, plus accumulated but unpaid dividends, whether or not declared, thereon to the date of distribution. The Fund may redeem such shares, in whole or in part, at the original purchase price of $100,000 per share plus accumulated but unpaid dividends, whether or not declared, thereon to the date of redemption.

Dividends, which are cumulative, are reset through auction procedures.

                                                   RANGE OF
                                     NEXT          DIVIDEND
SHARES*     SERIES     RATE*      RESET DATE        RATES**
--------    -------    ------     ----------     -------------
  200          A        3.92 %     12/05/95      3.649% - 4.25%
  200          B        3.699      12/05/95      3.699  - 4.25
  200          C        3.699      12/05/95      3.64   - 4.35
  200          D        3.70       12/05/95      3.70   - 4.26
  200          E        4.07       12/05/95      3.70   - 4.15

---------------------
 *  As of November 30, 1995.
 **  For the six months ended November 30, 1995.

MUNICIPAL PREMIUM INCOME TRUST

NOTES TO FINANCIAL STATEMENTS November 30, 1995 (unaudited) continued

Subsequent to November 30, 1995 and up through January 12, 1996, the Fund paid dividends to each of the Series A through E at rates ranging from 3.60% to 5.00% in the aggregate amount of $461,576.

The Fund is subject to certain restrictions relating to the preferred shares. Failure to comply with these restrictions could preclude the Fund from declaring any distributions to common shareholders or purchasing common shares and/or could trigger the mandatory redemption of preferred shares at liquidation value.

The preferred shares, which are entitled to one vote per share, generally vote with the common shares but vote separately as a class to elect two Trustees and on any matters affecting the rights of the preferred shares.

6. COMMON SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest were as follows:

                                                                                                                CAPITAL PAID
                                                                                                  PAR VALUE     IN EXCESS OF
                                                                                     SHARES       OF SHARES      PAR VALUE
                                                                                   ----------     ---------     ------------
Balance, May 31, 1993..........................................................    26,243,024     $262,430      $243,568,894
Treasury shares purchased and retired (weighted average discount 4.53%)*.......       (31,400)        (314)         (302,615)
                                                                                   ----------     ---------     ------------
Balance, May 31, 1994..........................................................    26,211,624      262,116       243,266,279
Treasury shares purchased and retired (weighted average discount 8.49%)*.......      (317,300)      (3,173)       (2,805,430)
                                                                                   ----------     ---------     ------------
Balance, May 31, 1995..........................................................    25,894,324      258,943       240,460,849
Treasury shares purchased and retired (weighted average discount 7.91%)*.......       (40,200)        (402)         (381,254)
                                                                                   ----------     ---------     ------------
Balance, November 30, 1995.....................................................    25,854,124     $258,541      $240,079,595
                                                                                   ==========     =========     ============

---------------------
 *  The Trustees have voted to retire the shares purchased.

7. DIVIDENDS TO COMMON SHAREHOLDERS

The Fund has declared the following dividends from net investment income:

                        AMOUNT
 DECLARATION DATE     PER SHARE       RECORD DATE         PAYABLE DATE
------------------    ----------    ----------------    -----------------
November 28, 1995       $0.05       December 8, 1995    December 22, 1995
 January 2, 1996        $0.05       January 12, 1996    January 26, 1996

MUNICIPAL PREMIUM INCOME TRUST

NOTES TO FINANCIAL STATEMENTS November 30, 1995 (unaudited) continued

8. SELECTED QUARTERLY FINANCIAL DATA

                                                                                                    QUARTERS ENDED
                                                                                      -------------------------------------------
                                                                                           11/30/95                  8/31/95
                                                                                      -------------------       -----------------
                                                                                                    PER                      PER
                                                                                       TOTAL*      SHARE        TOTAL*      SHARE
                                                                                      --------     ------       -------     -----
Total investment income........................................................       $  5,872     $ 0.23       $ 5,998     $0.23
Net investment income..........................................................          5,103       0.20         5,223      0.20
Net realized and unrealized gain (loss)........................................          7,190       0.28        (1,550)    (0.06)

                                                                           QUARTERS ENDED
                                   ----------------------------------------------------------------------------------------------
                                         5/31/95                  02/28/95                 11/30/94                  8/31/94
                                   -------------------       ------------------       -------------------       -----------------
                                                 PER                      PER                       PER                      PER
                                    TOTAL*      SHARE        TOTAL*      SHARE         TOTAL*      SHARE        TOTAL*      SHARE
                                   --------     ------       -------     ------       --------     ------       -------     -----
Total investment income........    $  6,084     $ 0.24       $ 5,966     $ 0.23       $  6,329     $ 0.24       $ 6,477     $0.25
Net investment income..........       5,310       0.21         5,227       0.20          5,544       0.21         5,632      0.22
Net realized and unrealized
 gain (loss)...................       7,398       0.30        18,178       0.70        (19,670)     (0.75)          154      0.01

                                                                           QUARTERS ENDED
                                   ----------------------------------------------------------------------------------------------
                                         5/31/94                  02/28/94                 11/30/93                  8/31/93
                                   -------------------       ------------------       -------------------       -----------------
                                                 PER                      PER                       PER                      PER
                                    TOTAL*      SHARE        TOTAL*      SHARE         TOTAL*      SHARE        TOTAL*      SHARE
                                   --------     ------       -------     ------       --------     ------       -------     -----
Total investment income........    $  6,804     $ 0.26       $ 6,668     $ 0.25       $  6,754     $ 0.26       $ 6,870     $0.26
Net investment income..........       5,954       0.23         5,796       0.22          5,870       0.22         5,989      0.23
Net realized and unrealized
 gain (loss)...................     (15,611)     (0.60)       (3,452)     (0.13)        (1,146)     (0.04)        8,558      0.32

---------------------
 *  Amounts in thousands.

MUNICIPAL PREMIUM INCOME TRUST

FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a common share of beneficial interest outstanding throughout each period:

                                                     FOR THE SIX                      FOR THE YEAR ENDED MAY 31
                                                     MONTHS ENDED          -----------------------------------------------
                                                  NOVEMBER 30, 1995*  1995*        1994*        1993*        1992*        1991*
   ---------------------------------------------------------------------------------------------------------------------------
                                                     (unaudited)
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period..........          $10.36       $ 10.24       $10.67       $10.02       $ 9.61       $ 9.35
                                                         -----        ------        -----        -----       ------        -----
Net investment income.........................            0.40          0.84         0.90         0.91         0.95         0.96
Net realized and unrealized gain (loss).......            0.22          0.26        (0.45)        0.64         0.42         0.34
                                                         -----        ------        -----        -----       ------        -----
Total from investment operations..............            0.62          1.10         0.45         1.55         1.37         1.30
                                                         -----        ------        -----        -----       ------        -----
Less dividends and distributions from:
   Net investment income......................           (0.35)        (0.72)       (0.76)       (0.77)       (0.72)       (0.70)
   Net realized gain..........................              --         (0.10)          --        (0.01)       (0.05)       (0.07)
   Common share equivalent of dividends paid
   to preferred shareholders..................           (0.08)        (0.16)       (0.12)       (0.12)       (0.19)       (0.27)
                                                         -----        ------        -----        -----       ------        -----
Total dividends and distributions.............           (0.43)        (0.98)       (0.88)       (0.90)       (0.96)       (1.04)
                                                         -----        ------        -----        -----       ------        -----
Net asset value, end of period................          $10.55       $ 10.36       $10.24       $10.67      $ 10.02       $ 9.61
                                                         -----        ------        -----        -----       ------        -----
                                                         -----        ------        -----        -----       ------        -----
Market value, end of period...................          $9.375       $9.6875       $ 9.75       $10.75      $10.375       $9.625
                                                         -----        ------        -----        -----       ------        -----
                                                         -----        ------        -----        -----       ------        -----
TOTAL INVESTMENT RETURN+......................            0.28%(1)      8.15%       (2.72)%      11.30%       16.44%       14.62%
RATIOS TO AVERAGE NET ASSETS OF COMMON
  SHAREHOLDERS:
Expenses......................................            1.15%(2)      1.21%        1.23%        1.38%        1.44%        1.59%
Net investment income before preferred stock
 dividends....................................            7.71%(2)      8.37%        8.31%        8.73%        9.67%       10.20%
Preferred stock dividends.....................            1.48%(2)      1.55%        1.11%        1.21%        1.90%        2.88%
Net investment income available to common
 shareholders.................................            6.23%(2)      6.82%        7.20%        7.52%        7.77%        7.32%
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands.......         $372,769      $368,225     $393,532     $404,979     $388,022     $373,207
Asset coverage on preferred shares at end of
 period.......................................             373%          368%         314%         324%         310%         299%
Portfolio turnover rate.......................               7%(1)        16%          23%           7%          16%          56%

---------------------
 + Total investment return is based upon the current market value on the last day of each period reported. Dividends and distributions are assumed to be reinvested at the prices obtained under the Fund's dividend reinvestment plan. Total investment return does not reflect brokerage commissions.
 * The per share amounts were computed using an average number of shares outstanding during the period.
(1)  Not annualized.
(2)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

TRUSTEES
-----------------------------------
Jack F. Bennett
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
John R. Haire
Dr. Manuel H. Johnson
Paul Kolton
Michael E. Nugent
Philip J. Purcell
John L. Schroeder

OFFICERS
-----------------------------------
Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Sheldon Curtis
Vice President, Secretary and General Counsel

James F. Willison
Vice President

Thomas F. Caloia
Treasurer

TRANSFER AGENT
-----------------------------------
Dean Witter Trust Company
Harborside Financial Center-Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT ACCOUNTANTS
-----------------------------------
Price Waterhouse LLP
1177 Avenue of the Americas
New York, New York 10036

INVESTMENT ADVISER
-----------------------------------
Dean Witter InterCapital Inc.
Two World Trade Center
New York, New York 10048


The financial statements included herein have been taken from the records of the Fund without examination by the independent accountants and accordingly they do not express an opinion thereon.



MUNICIPAL
PREMIUM
INCOME
TRUST





SEMIANNUAL REPORT
NOVEMBER 30, 1995